Schedule of intangible assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationships		$ 650,102		$ 646,246
Less: Accumulated amortization		(477,584)		(356,284)
Less: Impairment		167,787
Exchange rate effect		4,731
Total intangible assets, net				$ 289,962